                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-10067

                           Eaton Vance Variable Trust
                           --------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS
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[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2004

EATON VANCE VT FLOATING-RATE INCOME FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:
       1-800-262-1122

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE VT FLOATING-RATE INCOME FUND as of June 30, 2004

INVESTMENT UPDATE

Investment Environment

   THE LOAN MARKET

- Amid a rebounding economy, stronger business conditions and an improving credit climate, the loan market benefited from strengthening underlying fundamentals in the six-months ended June 30, 2004. Especially noteworthy were improving corporate balance sheets and a lower estimated default rate.

- Loan market performance in 2004 has been less influenced by price movement and more so by interest payments. Loan credit spreads narrowed during the period, but remained at relatively attractive levels, resulting in strong investor demand.

- With signs of rising inflation in 2004, the Federal Reserve raised its Federal Funds rate - a short-term interest rate benchmark - in June, the first such move since May 2000. Floating-rate loans - with their interest rate-reset provisions - have historically produced higher income returns in a rising interest rate environment.

The Fund

   PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund had a six-month total return of 1.40%.(1) That return was the result of an increase in net asset value to $10.10 on June 30, 2004 from $10.07 on December 31, 2003 and the reinvestment of $0.112 in distributions.

   THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

THE PORTFOLIO'S INVESTMENTS

- Aided by modest asset growth during the six-month period ended June 30, 2004, management continued its efforts at broad sector diversification.(2) The Fund had investments in 47 different industries and 189 borrowers at June 30. From a sector standpoint, publishing and printing was the Fund's largest weighting, at 6.1%, followed by food, beverages and tobacco, at 4.8%; manufacturing, at 4.5%; chemicals, at 3.9%; and cable television, at 3.9%.

- The Fund's investments included companies that historically have benefited in periods of economic recovery, including publishing and printing. The sector held up well during the downturn in 2001-2002 and has historically benefited from an economic recovery. The Fund had several investments in newspaper companies whose revenues were based on local ad spending. These revenues have tended to be more stable than national advertising.

- Manufacturing was another cyclical exposure for the Fund. While slow to respond in the early stages of economic recovery, the manufacturing sector has gathered stronger momentum in 2004 in response to rising capital expenditures. The Fund's investments included manufacturers of construction materials, industrial cleansers, measurement and control systems and energy-related equipment.

- Reflecting its broad sector diversification, the Fund also had an exposure to non-economically sensitive companies. The Fund's investments included several makers of nationally-known brands of soft drink and packaged foods. Because consumers' food, beverage and household product purchases are generally not based on economic fluctuations, these companies have historically tended to enjoy relatively stable revenues.

- The Fund slightly underperformed the CSFB Leveraged Loan Index,(3) which had a 3.12% total return during the six-month period. The Fund's relative underperformance was due to its underweighting of the telecom sector, which rallied sharply after a very poor showing in previous years. Management believes that the sector represents significant risk in the event of an economic reversal and therefore the Fund remains underweighted.

FUND INFORMATION
AS OF JUNE 30, 2004

PERFORMANCE(1)

Average Annual Total Returns (at net asset value)

One Year                                                3.01%
Life of Fund (5/2/01)                                   1.88

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

(1) THESE RETURNS DO NOT INCLUDE INSURANCE-RELATED CHARGES. THERE IS NO SALES CHARGE. PLEASE REFER TO THE REPORT FOR YOUR INSURANCE CONTRACT FOR PERFORMANCE DATA REFLECTING INSURANCE-RELATED CHARGES.
(2)  THE FUND IS NON-DIVERSIFIED.
(3)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REPURCHASED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE VT FLOATING-RATE INCOME FUND as of June 30, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

SENIOR, FLOATING RATE INTEREST -- 88.7%(1)

PRINCIPAL
AMOUNT                    BORROWER/TRANCHE DESCRIPTION                VALUE
--------------------------------------------------------------------------------
ADVERTISING -- 1.1%

                  ADAMS OUTDOOR ADVERTISING, L.P.
$       350,000   Term Loan, Maturing October 15, 2011           $       354,448
                  LAMAR MEDIA CORP.
        350,000   Term Loan, Maturing June 30, 2009                      352,953
--------------------------------------------------------------------------------
                                                                 $       707,401
--------------------------------------------------------------------------------

AEROSPACE AND DEFENSE -- 1.9%

                  ALLIANT TECHSYSTEMS, INC.
$       428,925   Term Loan, Maturing March 31, 2011             $       433,080
                  DRS TECHNOLOGIES, INC.
        340,675   Term Loan, Maturing November 4, 2010                   343,976
                  TRANSDIGM, INC.
        500,000   Term Loan, Maturing July 22, 2010                      505,781
--------------------------------------------------------------------------------
                                                                 $     1,282,837
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 3.2%

                  DAYCO PRODUCTS, LLC
$       150,000   Term Loan, Maturing June 23, 2011              $       152,344
                  DURA OPERATING CORP.
        344,724   Term Loan, Maturing March 31, 2007                     347,632
                  EXIDE TECHNOLOGIES
        170,000   Term Loan, Maturing May 5, 2010                        170,584
        170,000   Term Loan, Maturing May 5, 2010                        171,381
                  FEDERAL-MOGUL CORP.
        350,000   Term Loan, Maturing February 24, 2005                  352,187
                  THE GOODYEAR TIRE & RUBBER CO.
        150,000   Term Loan, Maturing March 31, 2006                     151,969
        300,000   Term Loan, Maturing March 31, 2006                     303,797
                  TI AUTOMOTIVE, LTD.
         70,000   Term Loan, Maturing June 30, 2011                       70,350
                  TRW AUTOMOTIVE, INC.
        120,019   Term Loan, Maturing February 28, 2005                  121,132
        282,612   Term Loan, Maturing February 28, 2011                  287,970
--------------------------------------------------------------------------------
                                                                 $     2,129,346
--------------------------------------------------------------------------------

BROADCAST MEDIA -- 2.8%

                  CITADEL COMMUNICATIONS CORP.
$        96,756   Term Loan, Maturing March 31, 2006             $        97,058
                  CUMULUS MEDIA, INC.
        345,625   Term Loan, Maturing March 28, 2010                     350,205
                  EMMIS OPERATING CO.
$       300,000   Term Loan, Maturing November 10, 2011          $       302,792
                  LIN TELEVISION CORP.
        174,500   Term Loan, Maturing December 31, 2007                  176,790
        161,500   Term Loan, Maturing December 31, 2007                  163,788
                  RADIO ONE, INC.
        253,247   Term Loan, Maturing June 30, 2007                      251,347
                  RAINBOW MEDIA HOLDINGS, LLC
        228,173   Term Loan, Maturing March 14, 2008                     229,646
                  SINCLAIR TELEVISION GROUP, INC.
        100,000   Term Loan, Maturing June 30, 2009                      100,000
        165,000   Term Loan, Maturing December 31, 2009                  165,000
--------------------------------------------------------------------------------
                                                                 $     1,836,626
--------------------------------------------------------------------------------

CABLE TELEVISION -- 3.9%

                  ATLANTIC BROADBAND FINANCE, LLC
$       350,000   Term Loan, Maturing February 10, 2011          $       355,031
                  BRESNAN COMMUNICATIONS, LLC
        300,000   Term Loan, Maturing September 30, 2009                 301,125
                  CHARTER COMMUNICATIONS OPERATING, LLC
        750,000   Term Loan, Maturing April 27, 2011                     747,784
                  DIRECTTV HOLDINGS, LLC
        488,587   Term Loan, Maturing March 6, 2010                      495,916
                  INSIGHT MIDWEST HOLDINGS, LLC
        348,250   Term Loan, Maturing December 31, 2009                  353,546
                  MCC IOWA, LLC
        350,000   Term Loan, Maturing March 31, 2010                     349,672
--------------------------------------------------------------------------------
                                                                 $     2,603,074
--------------------------------------------------------------------------------

CASINOS AND GAMING -- 2.9%

                  ALLIANCE GAMING CORP.
$       350,000   Term Loan, Maturing September 5, 2009          $       353,792
                  AMERISTAR CASINOS, INC.
        313,648   Term Loan, Maturing December 31, 2006                  318,205
                  ARGOSY GAMING CO.
        343,797   Term Loan, Maturing June 30, 2008                      347,773
                  MOHEGAN TRIBAL GAMING AUTHORITY
        320,833   Term Loan, Maturing March 31, 2008                     321,635
                  PINNACLE ENTERTAINMENT, INC.
        228,667   Term Loan, Maturing December 18, 2009                  232,001
                  SCIENTIFIC GAMES CORP.
        349,123   Term Loan, Maturing December 31, 2009                  353,778
--------------------------------------------------------------------------------
                                                                 $     1,927,184
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT                    BORROWER/TRANCHE DESCRIPTION                VALUE
--------------------------------------------------------------------------------
CHEMICALS -- 3.9%

                  BRENNTAG AG
$       250,000   Term Loan, Maturing February 27, 2012          $       253,672
                  CELANESE AG
         68,982   Term Loan, Maturing June 4, 2011                        70,117
                  FMC CORP.
        341,874   Term Loan, Maturing October 21, 2007                   345,186
                  GEORGIA GULF CORP.
        235,550   Term Loan, Maturing December 2, 2010                   239,476
                  HERCULES, INC.
         99,750   Term Loan, Maturing October 8, 2010                    101,350
                  HUNTSMAN INTERNATIONAL
        175,000   Term Loan, Maturing June 30, 2007                      175,383
        175,000   Term Loan, Maturing June 30, 2008                      175,383
                  KOSA B.V.
        240,859   Term Loan, Maturing April 29, 2011                     244,923
        106,141   Term Loan, Maturing April 29, 2011                     107,932
                  KRATON POLYMERS, LLC
        349,028   Term Loan, Maturing December 5, 2008                   354,845
                  NALCO CO.
        319,623   Term Loan, Maturing November 4, 2010                   324,667
                  POLYMER GROUP, INC.
        125,000   Term Loan, Maturing April 27, 2010                     126,016
                  VWR INTERNATIONAL, INC.
        100,000   Term Loan, Maturing April 7, 2011                      101,750
--------------------------------------------------------------------------------
                                                                 $     2,620,700
--------------------------------------------------------------------------------

COAL -- 0.3%

                  PEABODY ENERGY CORP.
$       197,500   Term Loan, Maturing March 31, 2010             $       199,895
--------------------------------------------------------------------------------
                                                                 $       199,895
--------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 1.7%

                  ADVANSTAR COMMUNICATIONS, INC.
$       222,578   Term Loan, Maturing October 11, 2007           $       224,016
                  COINMACH LAUNDRY CORP.
        346,447   Term Loan, Maturing July 25, 2009                      349,695
                  GATE GOURMET BORROWER, LLC
        198,000   Term Loan, Maturing December 31, 2008                  199,815
                  UNITED RENTALS, INC.
         58,333   Term Loan, Maturing February 14, 2011                   59,409
        290,937   Term Loan, Maturing February 14, 2011                  296,102
--------------------------------------------------------------------------------
                                                                 $     1,129,037
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES -- 0.5%

                  UGS CORP.
$       300,000   Term Loan, Maturing May 27, 2011               $       305,906
--------------------------------------------------------------------------------
                                                                 $       305,906
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.3%

                  PLY GEM INDUSTRIES, INC.
$       169,575   Term Loan, Maturing February 12, 2011          $       170,052
         29,925   Term Loan, Maturing February 12, 2011                   30,084
--------------------------------------------------------------------------------
                                                                 $       200,136
--------------------------------------------------------------------------------

CONTAINERS AND PACKAGING - METAL AND GLASS -- 1.6%

                  BALL CORP.
$       347,355   Term Loan, Maturing December 31, 2009          $       352,001
                  OWENS-ILLINOIS, INC.
        350,000   Term Loan, Maturing April 1, 2008                      354,312
                  SILGAN HOLDINGS, INC.
        346,491   Term Loan, Maturing December 31, 2008                  350,281
--------------------------------------------------------------------------------
                                                                 $     1,056,594
--------------------------------------------------------------------------------

CONTAINERS AND PACKAGING - PAPER -- 2.4%

                  GRAPHIC PACKAGING INTERNATIONAL, INC.
$       346,500   Term Loan, Maturing August 8, 2009             $       352,564
                  GREIF BROS. CORP.
        257,795   Term Loan, Maturing August 31, 2008                    259,922
                  JEFFERSON SMURFIT CORP.
        192,883   Term Loan, Maturing March 31, 2007                     195,174
                  PRINTPACK HOLDINGS, INC.
        308,706   Term Loan, Maturing April 30, 2009                     311,986
                  SOLO CUP CO.
        453,151   Term Loan, Maturing February 27, 2011                  458,862
--------------------------------------------------------------------------------
                                                                 $     1,578,508
--------------------------------------------------------------------------------

CONTAINERS AND PACKAGING - PLASTICS -- 1.0%

                  BERRY PLASTICS CORP.
$       331,293   Term Loan, Maturing July 22, 2010              $       336,469
                  CROWN CORK & SEAL AMERICAS, INC.
        332,500   Term Loan, Maturing September 15, 2008                 338,059
--------------------------------------------------------------------------------
                                                                 $       674,528
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT                    BORROWER/TRANCHE DESCRIPTION                VALUE
--------------------------------------------------------------------------------
EDUCATIONAL SERVICES -- 1.5%

                  INVENSYS INTERNATIONAL HOLDINGS, LTD.
$       350,000   Term Loan, Maturing September 5, 2009          $       354,375
                  JOSTENS, INC.
        309,787   Term Loan, Maturing July 15, 2010                      314,434
                  KNOWLEDGE LEARNING CORP.
        342,530   Term Loan, Maturing May 15, 2010                       346,383
--------------------------------------------------------------------------------
                                                                 $     1,015,192
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%

                  GLOBAL CASH ACCESS, LLC
$       197,500   Term Loan, Maturing March 10, 2010             $       200,092
--------------------------------------------------------------------------------
                                                                 $       200,092
--------------------------------------------------------------------------------

ENTERTAINMENT -- 2.3%

                  LIONS GATE ENTERTAINMENT, INC.
$       300,000   Term Loan, Maturing December 31, 2008          $       302,437
                  METRO-GOLDWYN-MAYER STUDIOS, INC.
        425,000   Term Loan, Maturing April 26, 2011                     427,125
                  SIX FLAGS THEME PARKS, INC.
        466,905   Term Loan, Maturing June 30, 2009                      472,158
                  WMG ACQUISITION CORP.
        324,188   Term Loan, Maturing February 28, 2011                  329,456
--------------------------------------------------------------------------------
                                                                 $     1,531,176
--------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 2.0%

                  ALLIED WASTE INDUSTRIES, INC.
$        50,000   Term Loan, Maturing January 15, 2009           $        50,933
        296,250   Term Loan, Maturing July 15, 2010                      302,118
                  CASELLA WASTE SYSTEMS, INC.
        346,500   Term Loan, Maturing May 11, 2007                       350,831
                  IONICS, INC.
        239,857   Term Loan, Maturing February 13, 2011                  242,556
                  WASTE CONNECTIONS
        350,000   Term Loan, Maturing October 22, 2010                   353,062
--------------------------------------------------------------------------------
                                                                 $     1,299,500
--------------------------------------------------------------------------------

FOOD, BEVERAGES AND TOBACCO -- 4.8%

                  AMERICAN SEAFOOD HOLDINGS, INC.
$       216,492   Term Loan, Maturing March 31, 2009             $       217,372
                  CONSTELLATION BRANDS, INC.
        218,750   Term Loan, Maturing November 30, 2008                  222,383
                  DEAN FOODS CO.
$        49,875   Term Loan, Maturing July 15, 2008              $        50,358
        360,929   Term Loan, Maturing July 15, 2008                      365,816
                  DEL MONTE CORP.
        223,709   Term Loan, Maturing December 20, 2010                  227,169
                  DR. PEPPER/SEVEN UP BOTTLING GROUP, INC.
        333,866   Term Loan, Maturing December 19, 2010                  340,335
                  GENERAL NUTRITION CENTERS, INC.
        248,750   Term Loan, Maturing December 5, 2009                   251,953
                  MERISANT CO.
        448,745   Term Loan, Maturing January 31, 2010                   451,718
                  MICHAEL FOODS, INC.
        348,250   Term Loan, Maturing November 20, 2010                  354,018
                  PINNACLE FOODS HOLDINGS CORP.
         76,872   Term Loan, Maturing November 25, 2010                   77,832
        272,253   Term Loan, Maturing November 25, 2010                  275,657
                  SOUTHERN WINE & SPIRITS OF AMERICA, INC.
        343,869   Term Loan, Maturing June 28, 2008                      348,060
--------------------------------------------------------------------------------
                                                                 $     3,182,671
--------------------------------------------------------------------------------

FUNERAL SERVICE -- 0.3%

                  ALDERWOODS GROUP
$       167,273   Term Loan, Maturing September 28, 2008         $       169,991
--------------------------------------------------------------------------------
                                                                 $       169,991
--------------------------------------------------------------------------------

HEALTH CARE - EQUIPMENT AND SUPPLIES -- 1.7%

                  CONMED CORP.
$       363,810   Term Loan, Maturing December 15, 2009          $       368,813
                  FISHER SCIENTIFIC INTERNATIONAL, LLC
        293,659   Term Loan, Maturing March 31, 2010                     295,311
                  KINETIC CONCEPTS, INC.
        325,444   Term Loan, Maturing October 3, 2009                    330,462
                  SYBRON DENTAL MANAGEMENT
        150,801   Term Loan, Maturing June 8, 2009                       151,932
--------------------------------------------------------------------------------
                                                                 $     1,146,518
--------------------------------------------------------------------------------

HEALTH CARE - PROVIDERS & SERVICES -- 3.3%

                  COMMUNITY HEALTH SYSTEMS, INC.
$       444,231   Term Loan, Maturing January 16, 2010           $       452,449
                  CROSS COUNTRY HEALTHCARE, INC.
        141,056   Term Loan, Maturing June 5, 2009                       143,480
                  DAVITA, INC.
        346,229   Term Loan, Maturing March 31, 2009                     351,152


                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT                    BORROWER/TRANCHE DESCRIPTION                VALUE
--------------------------------------------------------------------------------
HEALTH CARE - PROVIDERS & SERVICES (CONTINUED)

                  EXPRESS SCRIPTS, INC.
$       249,375   Term Loan, Maturing February 13, 2010          $       251,609
                  FRESENIUS MEDICAL CARE HOLDINGS, INC.
        399,000   Term Loan, Maturing February 21, 2010                  402,691
                  MAGELLAN HEALTH SERVICES, INC.
        155,556   Term Loan, Maturing August 15, 2008                    157,500
        179,861   Term Loan, Maturing August 15, 2008                    182,109
                  TRIAD HOSPITALS HOLDINGS, INC.
        265,287   Term Loan, Maturing September 30, 2008                 269,538
--------------------------------------------------------------------------------
                                                                 $     2,210,528
--------------------------------------------------------------------------------

HOUSEHOLD FURNISHING & APPLIANCES -- 1.5%

                  GOODMAN GLOBAL HOLDINGS, INC.
$       350,000   Term Loan, Maturing November 21, 2009          $       355,031
                  SEALY MATTRESS CO.
        300,000   Term Loan, Maturing April 6, 2012                      305,156
                  SIMMONS CO.
        342,741   Term Loan, Maturing December 19, 2011                  347,596
--------------------------------------------------------------------------------
                                                                 $     1,007,783
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 2.1%

                  CHURCH & DWIGHT CO., INC.
$       500,000   Term Loan, Maturing May 30, 2011               $       504,922
                  RAYOVAC CORP.
        277,010   Term Loan, Maturing September 30, 2009                 280,473
                  THE SCOTTS CO.
        279,300   Term Loan, Maturing September 30, 2010                 283,817
                  UNITED INDUSTRIES CORP.
        354,113   Term Loan, Maturing April 29, 2011                     358,982
--------------------------------------------------------------------------------
                                                                 $     1,428,194
--------------------------------------------------------------------------------

INSURANCE -- 0.9%

                  CONSECO, INC.
$       250,000   Term Loan, Maturing June 22, 2010              $       254,844
                  HILB, ROGAL & HOBBS CO.
        343,000   Term Loan, Maturing June 30, 2007                      346,430
--------------------------------------------------------------------------------
                                                                 $       601,274
--------------------------------------------------------------------------------

LEISURE -- 1.5%

                  AMF BOWLING WORLDWIDE, INC.
$       349,125   Term Loan, Maturing August 27, 2009            $       352,289
                  HOUSTON LIMITED PARTNERS NFL HOLDINGS, L.P.
        299,250   Term Loan, Maturing January 5, 2011                    302,242
                  NEW ENGLAND SPORTS VENTURES, LLC
$       350,000   Term Loan, Maturing February 28, 2005          $       350,000
--------------------------------------------------------------------------------
                                                                 $     1,004,531
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 0.4%

                  BOMBARDIER RECREATIONAL PRODUCTS, INC.
$       175,000   Term Loan, Maturing December 18, 2010          $       176,969
         75,000   Term Loan, Maturing December 18, 2010                   75,926
--------------------------------------------------------------------------------
                                                                 $       252,895
--------------------------------------------------------------------------------

MACHINERY -- 0.1%

                  THE MANITOWOC CO.
$        76,281   Term Loan, Maturing June 30, 2007              $        76,853
--------------------------------------------------------------------------------
                                                                 $        76,853
--------------------------------------------------------------------------------

MANUFACTURING -- 4.5%

                  AMSCAN HOLDINGS, INC.

$       100,000   Term Loan, Maturing April 30, 2012             $       101,563
                  AMSTED INDUSTRIES, INC.
        346,500   Term Loan, Maturing October 15, 2010                   353,213
                  DRESSER, INC.
        350,000   Term Loan, Maturing March 31, 2007                     356,388
                  JOHNSONDIVERSEY, INC.
        299,316   Term Loan, Maturing November 30, 2009                  303,306
                  MUELLER GROUP, INC.
        188,991   Term Loan, Maturing April 23, 2011                     190,645
                  POLYPORE, INC.
        375,000   Term Loan, Maturing November 12, 2011                  381,797
                  ROPER INDUSTRIES, INC.
        341,250   Term Loan, Maturing December 29, 2008                  346,226
                  SPX CORP.
        259,224   Term Loan, Maturing September 30, 2009                 262,464
                  ST. MARYS CEMENT, INC.
        349,125   Term Loan, Maturing December 4, 2010                   354,798
                  TRIMAS CORP.
        303,006   Term Loan, Maturing December 31, 2009                  305,153
--------------------------------------------------------------------------------
                                                                 $     2,955,553
--------------------------------------------------------------------------------

METALS & MINING -- 0.3%

                  COMPASS MINERALS GROUP, INC.

$       185,942   Term Loan, Maturing November 28, 2009          $       188,808
--------------------------------------------------------------------------------
                                                                 $       188,808
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT                    BORROWER/TRANCHE DESCRIPTION                VALUE
--------------------------------------------------------------------------------
MISCELLANEOUS -- 1.1%

                  LAIDLAW INTERNATIONAL, INC.
$       341,559   Term Loan, Maturing June 19, 2009              $       347,964
                  WEIGHT WATCHERS INTERNATIONAL, INC.
        349,125   Term Loan, Maturing March 31, 2010                     352,762
--------------------------------------------------------------------------------
                                                                 $       700,726
--------------------------------------------------------------------------------

OFFICE EQUIPMENT AND SUPPLIES -- 1.3%

                  BUHRMANN US, INC.
$       300,000   Term Loan, Maturing December 31, 2010          $       302,750
                  IRON MOUNTAIN, INC.
        545,231   Term Loan, Maturing April 2, 2009                      550,939
--------------------------------------------------------------------------------
                                                                 $       853,689
--------------------------------------------------------------------------------

OIL & GAS -- 1.4%

                  LA GRANGE ACQUISITION, L.P.
$       150,000   Term Loan, Maturing January 18, 2008           $       152,250
                  MAGELLAN MIDSTREAM HOLDINGS
        242,830   Term Loan, Maturing June 17, 2008                      244,651
                  THE PREMCOR REFINING GROUP, INC.
        200,000   Term Loan, Maturing April 13, 2009                     202,125
                  WILLIAMS PRODUCTION RMT CO.
        348,250   Term Loan, Maturing May 30, 2007                       352,930
--------------------------------------------------------------------------------
                                                                 $       951,956
--------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.9%

                  BUCKEYE TECHNOLOGIES, INC.
$       336,583   Term Loan, Maturing March 15, 2008             $       341,772
                  KOCH CELLULOSE, LLC
         29,683   Term Loan, Maturing May 7, 2011                         30,119
        120,317   Term Loan, Maturing May 7, 2011                        122,084
                  RLC INDUSTRIES CO.
        398,374   Term Loan, Maturing February 24, 2010                  402,358
                  SP NEWSPRINT CO.
        122,694   Term Loan, Maturing January 9, 2010                    124,381
        225,556   Term Loan, Maturing January 9, 2010                    228,657
--------------------------------------------------------------------------------
                                                                 $     1,249,371
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.6%

                  MARY KAY COSMETICS, INC.
$        66,216   Term Loan, Maturing September 30, 2007         $        66,878
                  PRESTIGE BRANDS, INC.
        300,000   Term Loan, Maturing April 7, 2011                      303,875
--------------------------------------------------------------------------------
                                                                 $       370,753
--------------------------------------------------------------------------------

PUBLISHING AND PRINTING -- 6.1%

                  AMERICAN MEDIA OPERATIONS, INC.
$       330,512   Term Loan, Maturing April 1, 2007              $       335,346
                  DEX MEDIA EAST, LLC
        467,443   Term Loan, Maturing November 8, 2008                   472,911
                  DEX MEDIA WEST, LLC
         74,452   Term Loan, Maturing September 9, 2009                   75,437
        148,927   Term Loan, Maturing March 9, 2010                      151,968
                  FREEDOM COMMUNICATIONS HOLDINGS, INC.
        450,000   Term Loan, Maturing May 18, 2012                       457,735
                  HOLLINGER INTERNATIONAL PUBLISHING, INC.
        342,872   Term Loan, Maturing September 30, 2009                 346,087
                  JOURNAL REGISTER CO.
        347,525   Term Loan, Maturing September 30, 2006                 346,656
                  MEDIANEWS GROUP, INC.
        199,000   Term Loan, Maturing December 31, 2006                  201,736
                  NEBRASKA BOOK CO.
        349,125   Term Loan, Maturing March 4, 2011                      353,380
                  R.H. DONNELLEY, INC.
        344,841   Term Loan, Maturing June 30, 2010                      350,133
                  SUN MEDIA CORP.
        329,106   Term Loan, Maturing February 7, 2009                   333,014
                  THE READER'S DIGEST ASSOCIATION, INC.
        400,000   Term Loan, Maturing May 20, 2008                       405,250
                  TRANSWESTERN PUBLISHING CO., LLC
        197,000   Term Loan, Maturing February 25, 2011                  199,791
--------------------------------------------------------------------------------
                                                                 $     4,029,444
--------------------------------------------------------------------------------

REAL ESTATE -- 3.1%

                  BRE/HOMESTEAD, LLC
$       250,000   Term Loan, Maturing January 11, 2006           $       249,531
                  CROWN CASTLE OPERATING CO.
        148,875   Term Loan, Maturing September 30, 2010                 149,247
                  LANDSOURCE COMMUNITIES DEVELOPMENT, LLC
        251,000   Term Loan, Maturing March 31, 2010                     254,922
                  NEWKIRK MASTER, L.P.
        400,092   Term Loan, Maturing November 24, 2006                  406,344
                  NEWKIRK TENDER HOLDINGS, LLC
         85,000   Term Loan, Maturing May 25, 2006                        85,850
                  OLY HIGHTOP PARENT
        200,000   Term Loan, Maturing February 28, 2005                  200,500
                  THE WOODLANDS COMMERCIAL PROPERTIES CO., L.P.
        320,104   Term Loan, Maturing November 28, 2005                  322,105
                  WHITEHALL STREET REAL ESTATE, L.P.
        250,000   Term Loan, Maturing September 11, 2006(2)              251,265

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT                    BORROWER/TRANCHE DESCRIPTION                VALUE
--------------------------------------------------------------------------------
REAL ESTATE (CONTINUED)

                  WILMORITE HOLDINGS, L.P.
$       120,000   Term Loan, Maturing March 27, 2006             $       120,600
--------------------------------------------------------------------------------
                                                                 $     2,040,364
--------------------------------------------------------------------------------

RESTAURANTS -- 1.0%

                  AFC ENTERPRISES, INC
$       332,901   Term Loan, Maturing May 23, 2009               $       334,149
                  JACK IN THE BOX, INC.
        349,125   Term Loan, Maturing January 8, 2011                    352,507
--------------------------------------------------------------------------------
                                                                 $       686,656
--------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 3.2%

                  ALIMENTATION COUCHE-TARD, INC.
$       313,750   Term Loan, Maturing December 17, 2010          $       317,149
                  DOMINO'S, INC.
        300,089   Term Loan, Maturing June 25, 2010                      306,138
                  FLEMING COMPANIES, INC.
         55,280   Term Loan, Maturing June 18, 2008                       55,073
                  GIANT EAGLE, INC.
        335,029   Term Loan, Maturing August 6, 2009                     339,845
                  RITE AID CORP.
        349,125   Term Loan, Maturing April 30, 2008                     356,806
                  ROUNDY'S, INC.
        443,352   Term Loan, Maturing June 6, 2009                       447,786
                  THE PANTRY, INC.
        307,837   Term Loan, Maturing March 12, 2011                     311,685
--------------------------------------------------------------------------------
                                                                 $     2,134,482
--------------------------------------------------------------------------------

RETAIL - MULTILINE -- 0.5%

                  RENT-A-CENTER, INC.
$       347,368   Term Loan, Maturing May 28, 2009               $       351,276
--------------------------------------------------------------------------------
                                                                 $       351,276
--------------------------------------------------------------------------------

RETAIL - SPECIALTY -- 1.7%

                  ADVANCE STORES CO., INC.
$       177,592   Term Loan, Maturing November 30, 2006          $       179,868
                  CSK AUTO, INC.
        400,000   Term Loan, Maturing June 20, 2009                      405,625
                  GETTY PETROLEUM MARKETING, INC.
        320,000   Term Loan, Maturing May 19, 2010                       325,100
                  ORIENTAL TRADING CO.
        234,846   Term Loan, Maturing August 4, 2010                     237,243
--------------------------------------------------------------------------------
                                                                 $     1,147,836
--------------------------------------------------------------------------------

ROAD AND RAIL -- 2.0%

                  KANSAS CITY SOUTHERN INDUSTRIES, INC.
$       349,125   Term Loan, Maturing March 30, 2008             $       354,362
                  RAILAMERICA, INC.
         36,616   Term Loan, Maturing May 31, 2009                        37,120
         56,504   Term Loan, Maturing May 31, 2009                        57,281
        249,560   Term Loan, Maturing May 31, 2009                       252,992
                  SIRVA WORLDWIDE, INC.
        350,000   Term Loan, Maturing December 31, 2010                  352,297
                  YELLOW ROADWAY CORP.
        190,909   Term Loan, Maturing June 30, 2008                      192,639
         68,182   Term Loan, Maturing June 30, 2008                       68,800
--------------------------------------------------------------------------------
                                                                 $     1,315,491
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 0.5%

                  FAIRCHILD SEMICONDUCTOR CORP.
$       349,118   Term Loan, Maturing June 19, 2008              $       354,792
--------------------------------------------------------------------------------
                                                                 $       354,792
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - WIRELESS -- 3.9%

                  AMERICAN TOWER, L.P.
$       400,000   Term Loan, Maturing August 31, 2011            $       406,156
                  CENTENNIAL CELLULAR OPERATING, CO., LLC
        349,125   Term Loan, Maturing February 9, 2011                   351,494
                  DOBSON CELLULAR SYSTEMS, INC.
        347,375   Term Loan, Maturing March 31, 2010                     348,135
                  NEXTEL FINANCE CO.
        447,999   Term Loan, Maturing December 15, 2010                  451,839
                  NEXTEL PARTNERS OPERATING CORP.
        350,000   Term Loan, Maturing May 31, 2011                       356,956
                  SPECTRASITE COMMUNICATIONS, INC.
        349,364   Term Loan, Maturing June 30, 2006                      354,604
                  WESTERN WIRELESS CORP.
        300,000   Term Loan, Maturing May 28, 2011                       304,125
--------------------------------------------------------------------------------
                                                                 $     2,573,309
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - WIRELINE -- 1.3%

                  CINCINNATI BELL, INC.
$       314,125   Term Loan, Maturing June 30, 2008              $       317,816
                  CONSOLIDATED COMMUNICATIONS, INC.
        300,000   Term Loan, Maturing April 14, 2012                     305,531
                  QWEST CORP.
        250,000   Term Loan, Maturing June 30, 2007                      260,188
--------------------------------------------------------------------------------
                                                                 $       883,535
--------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT                    BORROWER/TRANCHE DESCRIPTION                VALUE
--------------------------------------------------------------------------------
THEATERS -- 1.6%

                  CINEMARK, INC.
$       399,000   Term Loan, Maturing March 31, 2011             $       405,484
                  LOEWS CINEPLEX ENTERTAINMENT CORP.
        244,892   Term Loan, Maturing September 30, 2006                 245,466
                  REGAL CINEMAS CORP.
        386,879   Term Loan, Maturing November 10, 2010                  391,957
--------------------------------------------------------------------------------
                                                                 $     1,042,907
--------------------------------------------------------------------------------

UTILITY -- 2.5%
                  ALLEGHENY ENERGY SUPPLY CO., LLC
$       199,500   Term Loan, Maturing March 8, 2011              $       202,867
                  CENTERPOINT ENERGY, INC.
        423,514   Term Loan, Maturing October 7, 2006                    432,967
                  COGENTRIX DELAWARE HOLDINGS, INC.
        349,125   Term Loan, Maturing February 26, 2009                  352,907
                  DYNEGY HOLDINGS, INC.
        325,000   Term Loan, Maturing May 28, 2010                       331,906
                  NRG ENERGY, INC.
         72,917   Term Loan, Maturing June 23, 2010                       75,305
        129,213   Term Loan, Maturing June 23, 2010                      133,445
                  TUCSON ELECTRIC POWER CO.
        100,000   Term Loan, Maturing June 30, 2009                      100,875
--------------------------------------------------------------------------------
                                                                 $     1,630,272
--------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
    (IDENTIFIED COST $58,420,900)                                $    58,840,190
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 0.4%

PRINCIPAL
AMOUNT                              SECURITY                          VALUE
--------------------------------------------------------------------------------
BROADCAST MEDIA -- 0.4%

                  PAXSON COMMUNICATIONS CORP.
$           300   3.89%, 1/15/10(3)                              $       301,500
--------------------------------------------------------------------------------
                                                                 $       301,500
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
    (IDENTIFIED COST $300,000)                                   $       301,500
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 7.8%

PRINCIPAL         MATURITY
AMOUNT            DATE       BORROWER                    RATE    AMOUNT
--------------------------------------------------------------------------------
$     2,154,000   07/01/04   Federal Home Loan
                             Bank Discount Note          1.20%   $     2,154,000

      3,000,000   07/01/04   Investors Bank & Trust
                             Company Time Deposit        1.44%         3,000,000
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
    (AT AMORTIZED COST)                                          $     5,154,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 96.9%
    (IDENTIFIED COST $63,874,900)                                $    64,295,690
--------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.1%                           $     2,052,089
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $    66,347,779
--------------------------------------------------------------------------------

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately three years.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004 the aggregate value of the securities is $301,500 or 0.5% of the net assets.

Note: At June 30, 2004, the Fund had unfunded commitments amounting to $447,991 under various revolving credit agreements.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT FLOATING-RATE INCOME FUND as of June 30, 2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value (identified cost, $63,874,900)                             $  64,295,690
Cash                                                                                 1,953,217
Receivable for investments sold                                                          3,226
Interest receivable                                                                    175,145
----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                     $  66,427,278
----------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                                          $       1,831
Payable to affiliates                                                                   61,903
Accrued expenses                                                                        15,765
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                $      79,499
----------------------------------------------------------------------------------------------
NET ASSETS FOR 6,570,807 SHARES OF BENEFICIAL INTEREST OUTSTANDING               $  66,347,779
----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                  $  65,916,703
Accumulated net realized loss (computed on the basis of identified cost)               (10,562)
Accumulated undistributed net investment income                                         20,848
Net unrealized appreciation (computed on the basis of identified cost)                 420,790
----------------------------------------------------------------------------------------------
TOTAL                                                                            $  66,347,779
----------------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE

($66,347,779 DIVIDED BY 6,570,807 SHARES OF BENEFICIAL INTEREST OUTSTANDING)     $       10.10
----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Interest                                                           $    932,556
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                            $    932,556
-------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                             $    154,511
Administration fee                                                       67,179
Trustees' fees and expenses                                               2,246
Service fees                                                             67,179
Custodian fee                                                            26,396
Legal and accounting services                                            17,393
Transfer and dividend disbursing agent fees                               4,006
-------------------------------------------------------------------------------
TOTAL EXPENSES                                                     $    338,910
-------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                      $        473
-------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                           $        473
-------------------------------------------------------------------------------

NET EXPENSES                                                       $    338,437
-------------------------------------------------------------------------------

NET INVESTMENT INCOME                                              $    594,119
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                 $    (10,562)
-------------------------------------------------------------------------------
NET REALIZED LOSS                                                  $     (10,562)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                             $    167,272
-------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)               $    167,272
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                   $    156,710
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    750,829
-------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED
INCREASE (DECREASE)                                     JUNE 30, 2004       YEAR ENDED
IN NET ASSETS                                           (UNAUDITED)         DECEMBER 31, 2003
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                                $        594,119    $         807,038
   Net realized gain (loss) from
      investment transactions                                    (10,562)              23,033
   Net change in unrealized appreciation
      (depreciation) from investments                            167,272              240,542
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS              $        750,829    $       1,070,613
---------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                           $       (594,362)   $        (814,122)
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     $       (594,362)   $        (814,122)
---------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares                         $     28,181,047    $      19,716,943
   Net asset value of shares issued to
         shareholders in payment of
         distributions declared                                  594,350              814,122
   Cost of shares redeemed                                    (7,996,235)         (11,927,007)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                                   $     20,779,162    $       8,604,058
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                              $     20,935,629    $       8,860,549
---------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                  $     45,412,150    $      36,551,601
---------------------------------------------------------------------------------------------
AT END OF PERIOD                                        $     66,347,779    $      45,412,150
---------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS

At end of period                                        $         20,848    $          21,091
---------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 2004       ---------------------------------------------
                                                                (UNAUDITED)         2003          2002(1)          2001(1)(2)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                          $         10.070    $   10.000    $   10.000       $   10.000
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                           $          0.110    $    0.222    $    0.031       $    0.129
Net realized and unrealized gain                                           0.032         0.070            --               --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                    $          0.142    $    0.292    $    0.031       $    0.129
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                      $         (0.112)   $   (0.222)   $   (0.031)      $   (0.129)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             $         (0.112)   $   (0.222)   $   (0.031)      $   (0.129)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                $         10.100    $   10.070    $   10.000       $   10.000
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                             1.40%         2.93%         0.31%            1.29%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of period (000's omitted)                       $         66,348    $   45,412    $   36,552       $   15,789
Ratios (As a percentage of average daily net assets):
     Net expenses                                                           1.26%(4)      1.36%         1.47%            1.26%(4)
     Net expenses after custodian fee reduction                             1.26%(4)      1.36%         1.47%            1.26%(4)
     Net investment income                                                  2.21%(4)      2.18%         0.31%            1.37%(4)
Portfolio Turnover                                                            31%           65%            0%              --
---------------------------------------------------------------------------------------------------------------------------------
+    The operating expenses of the Fund reflect a reduction
        of the investment advisor fee. Had such action not been
        taken, the ratios and net investment gain per share
        would have been as follows:
Ratios (As a percentage of average daily net assets):
     Expenses                                                                                                            1.28%(4)
     Expenses after custodian fee reduction                                                                              1.28%(4)
     Net investment income                                                                                               1.35%(4)
Net investment income per share                                                                                    $    0.127
---------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) For the period from the start of business, May 2, 2001, to December 31, 2001.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT FLOATING-RATE INCOME FUND as of June 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance VT Floating-Rate Income Fund (the Fund) is a non-diversified series of Eaton Vance Variable Trust (the Trust). The Trust, which was organized under Massachusetts law on August 14, 2000, is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- The investments of the Fund are primarily in interests in Senior Floating-rate loans (Senior Loans). Certain senior loans are deemed to be liquid if reliable market quotations are readily available for them. Liquid senior loans are valued on the basis of prices furnished by a pricing service. Eaton Vance Management (EVM) values liquid Senior Loans on the basis of prices furnished by one or more pricing services. Other Senior Loans are valued at fair value by the Fund's investment advisor, EVM, under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including
   (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the reputation and financial condition of the agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be determined in accordance with a discounted present value formula and then confirmed by obtaining a bank quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

   B INCOME -- Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Facility fees received are recognized as income over the expected term of the loan.

   C INCOME TAXES -- The Fund has elected to be treated as a regulated investment company (RIC) for United States federal tax purposes. The Fund's policy is to comply with the provisions of Section 817-H of the Internal Revenue Code regarding Variable Trusts. No provision is made by the Fund for federal or state taxes on any taxable income of the Fund because each separate account in the Fund is ultimately responsible for the payment of any taxes. The Fund will distribute at least annually all of the Fund's net investment income and net realized capital gains, if any.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   E USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders and indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   H OTHER -- Investment transactions are accounted for on a trade-date basis.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited an independent registered public accounting firm, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions of net income are paid monthly. Distributions are paid in the form of additional shares unless an election is made on behalf of a separate account to receive some or all of the distribution in cash.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Trust has an underwriting agreement relating to the Fund with Eaton Vance Distributors, Inc. (EVD). The underwriting agreement presently provides that EVD through the Fund's transfer agent accepts orders for shares at net asset value and no sales commission or load is charged. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products. The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 2004, two shareholders each owned more than 10% of the Fund's shares outstanding aggregating 90% of the Fund's shares outstanding. Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                          JUNE 30, 2004      YEAR ENDED
                                          (UNAUDITED)        DECEMBER 31, 2003
   -----------------------------------------------------------------------------
   Sales                                     2,794,362           1,963,869
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                             58,924              81,191
   Redemptions                                (792,770)         (1,190,229)
   -----------------------------------------------------------------------------
   NET INCREASE                              2,060,516             854,831
   -----------------------------------------------------------------------------

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at the monthly rate of 0.575% per annum of the average daily net assets up to $1 billion, and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management
   (EVM), as compensation for management and investment advisory services rendered to the Fund. For the six months ended June 30, 2004, the fee amounted to $154,511. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

   The Fund is authorized to pay EVM a fee as compensation for administrative services necessary to conduct the Fund's business. The fee is computed at the annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2004, the fee amounted to $67,179.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5  SERVICE FEES

   The Fund has adopted a service plan that allows the Fund to pay service fees to insurance companies for providing personal and/or account services to account holders of insurance product separate accounts, which will be equal to 0.25% (annualized) of daily average net assets. Service fee payments for the six months ended June 30, 2004 amounted to $67,179.

6  PURCHASES AND SALES OF INVESTMENTS

   The Fund invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments of Senior Loans for the six months ended June 30, 2004 aggregated $37,009,642 and $14,514,827 respectively.

7  LINE OF CREDIT

   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $465 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at the bank's base rate or at an amount above LIBOR. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any borrowings or allocated fees during the six months ended June 30, 2004.

8  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation/depreciation in the value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                               $    63,874,900
   ----------------------------------------------------------------------------
   Gross unrealized appreciation                                $       460,323
   Gross unrealized depreciation                                        (39,533)
   ----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                  $       420,790
   ----------------------------------------------------------------------------

EATON VANCE VT FLOATING-RATE INCOME FUND
INVESTMENT MANAGEMENT

Officers
James B. Hawkes
President and Trustee

Arieh Coll
Vice President

Thomas P. Huggins
Vice President

Samuel D. Isaly
Vice President

Scott H. Page
Vice President

Jacob Rees-Mogg
Vice President

Duncan W. Richardson
Vice President

Payson F. Swaffield
Vice President

Michael W. Weilheimer
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees
Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE VT FLOATING-RATE INCOME FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022


                    EATON VANCE VT FLOATING-RATE INCOME FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                        VTFRHSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE VARIABLE TRUST ON BEHALF OF (EATON VANCE VT FLOATING-RATE INCOME
FUND)


By:    /S/ James B. Hawkes
       -------------------
       James B. Hawkes
       President


Date:  August 13, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 13, 2004
       ---------------


By:    /S/ James B. Hawkes
       -------------------
       James B. Hawkes
       President


Date:  August 13, 2004
       ----------------